SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2021
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years